Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assumptions of Fair Value of New Options Award Using Black-Scholes Option Pricing Model

We estimated the fair value of the August 10, 2012 grant to be $11.4 million using a Black-Scholes option pricing model, and the following assumptions:

Expected dividend yield	—
Risk-free interest rate	1.01%
Expected volatility	48.3%
Expected life	6.5

The fair value of each new option award is estimated using the Black-Scholes option pricing model using the assumptions in the following table:

	2009	2010	2011
Valuation assumptions:
Expected volatility	37.5%	40.6%	39.8%
Expected term (years)	6.3	6.3	6.3
Risk-free interest rate	3.1%	2.8%	1.2%

Options Granted, Exercised and Cancelled

Options have been granted, exercised, and canceled as follows:

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2011	5,664,750	$0.80	5.2
Granted	2,464,109	10.40
Forfeited	(2,700)	1.31
Exercised	(213,440)	0.64

Outstanding at September 30, 2012	7,912,719	$3.79	6.1

Exercisable at September 30, 2012	4,791,943	$0.61	4.0

Options have been granted, exercised, and canceled as follows:

	Outstanding options	Weighted average exercise price per share	Weighted average remaining contractual life
Outstanding at December 31, 2008	4,699,750	$0.50	7.4

Granted	870,000	1.18
Forfeited	(126,250)	0.50
Exercised	—

Outstanding at December 31, 2009	5,443,500	$0.61	6.9

Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—

Outstanding at December 31, 2010	5,510,750	0.64	6.0

Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.2

Exercisable at December 31, 2011	4,440,550	0.58	4.6